Income Taxes - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Income Expense [Line Items]
Consolidated unrecognized deferred income tax assets	₱ 2,294	₱ 3,227
MCIT	1,435
Excess MCIT deducted against RCIT	206	488	₱ 15
Expired portion of excess MCIT	10	1	72
NOLCO	4,762
Deduction against taxable income	9,530	1,094	4,241
Expired portion of excess NOLCO	973	1,272	₱ 354
Digitel and DMPI [Member]
Disclosure Of Other Income Expense [Line Items]
Consolidated unrecognized deferred income tax assets	₱ 1,362	₱ 1,421
Subic Tel and Clark Tel [Member]
Disclosure Of Other Income Expense [Line Items]
Special income tax rate as percentage of gross sales	5.00%